S-K 1603(a)(9) Restrictions on Selling Securities	Sep. 28, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, our Sponsor has agreed not to transfer, assign or sell any of the founder shares (except to certain permitted transferees) until the earlier of (1) six months after the completion of our initial business combination and (2) the date on which we consummate a liquidation, merger, share exchange, reorganization, or other similar transaction after our initial business combination that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property, unless otherwise approved by public shareholders in connection with a business combination; unless different transfer restrictions are otherwise approved by public shareholders in connection with the business combination.
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	Notwithstanding the foregoing, if the last sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share capitalizations, rights issuances, subdivisions, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period 150 days after our initial business combination, the founder shares will be released from the lock-up.
Private Placement Warrant Packages Owned By Our Sponsor [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, the private placement warrant packages will not be transferable, assignable or salable until 30 days after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(except to certain permitted transferees)
Private Placement Warrant Packages To Be Owned By At-risk Capital Investors [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	As provided in a letter agreement to be entered by and among the Company and the initial shareholders on the date that the registration statement is declared effective, the private placement warrant packages will not be transferable, assignable or salable until 30 days after the completion of our initial business combination
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	(except to certain permitted transferees)
Representative Shares owned by Maxim [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The representative shares have been deemed compensation by FINRA and are subject to a lock-up for a period of 180 days immediately following the commencement of sales of this offering pursuant to FINRA Rule 5110(e)(1), during which they may not be sold, transferred, assigned, pledged or hypothecated, or made the subject of any hedging, short sale, derivative, put or call transaction that would result in their economic disposition, except as permitted by FINRA Rule 5110(e)(2). In addition, Maxim has agreed (i) to waive its redemption rights with respect to such shares in connection with the completion of our initial business combination and (ii) to waive its rights to liquidating distributions from the trust account with respect to such shares if we fail to complete our initial business combination within the periods of time as provided in our second amended and restated memorandum and articles of association.